Goodwill and other intangible assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Balance at beginning of year	$ 25,356	$ 25,627	$ 24,838
Foreign exchange translation adjustment	(2,464)	(271)	789
Balance at end of year	22,892	25,356	25,627
Cayman
Goodwill [Roll Forward]
Balance at beginning of year	551	551	551
Foreign exchange translation adjustment	0	0	0
Balance at end of year	551	551	551
Channel Islands and the UK
Goodwill [Roll Forward]
Balance at beginning of year	22,738	22,964	22,245
Foreign exchange translation adjustment	(2,466)	(226)	719
Balance at end of year	20,272	22,738	22,964
Other
Goodwill [Roll Forward]
Balance at beginning of year	2,067	2,112	2,042
Foreign exchange translation adjustment	2	(45)	70
Balance at end of year	$ 2,069	$ 2,067	$ 2,112